Liquidity - Group Liquidity and Net Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Group Liquidity
Cash and cash equivalents	€ 5,314	€ 8,627	€ 4,011	€ 3,702
Change in cash and cash equivalents over prior period	(3,313)	4,617	€ 309
Current time deposits and debt securities	67	211
Change in current time deposits and debt securities over prior period	(144)
Group liquidity	5,382	8,838
Change in group liquidity over prior period	(3,456)
Current financial debt	(2,529)	(759)
Change in current financial debt over prior period	(1,770)
Non-current financial debt	(11,139)	(10,572)
Change in non-current financial debt over prior period	(567)
Financial debt	(13,668)	(11,331)
Change in financial debt over prior period	(2,337)
Net debt	(8,286)	€ (2,493)
Change in net debt over prior period	€ (5,793)